Equity-Based Compensation (Tables)	12 Months Ended
Jan. 02, 2016
Equity Based Compensation [Abstract]
Schedule Of Remaining Unrecognized Compensation Expense For Unvested Awards

2016	$ 17,856
2017	16,744
2018	14,024
2019	8,889
2020+	943
$ 58,456

The cost above is expected to be recognized over a weighted-average period of 3.4 years.

Schedule Of Fair Value Assumptions

	Year ended

	2013	2014	2015

Expected volatility (1)	41.9%	40.2%	44.0%
Risk-free interest rate (2)	0.7%	1.2%	1.3%
Expected life (3)	3.9 yrs.	3.6 yrs.	3.8 yrs.
Expected dividend yield (4)	0.0%	0.0%	0.0%
Weighted-average exercise price (5)	$53.83	$60.61	$135.41

(1) The Company utilizes historical volatility of the trading price of its common stock.
(2) Risk-free interest rate is based on the U.S. Treasury yield curve with respect to the expected life of the award.
(3) Depending upon the terms of the award, one of two methods will be used to calculate expected life:
(i) a weighted-average that includes historical settlement data of the Company’s equity awards and a hypothetical holding period, or (ii) the simplified method.
(4) The Company historically has not paid and currently has no plan to pay dividends.
(5) Exercise price is the closing price of the Company's common stock on the date of grant.

Schedule Of Stock Option Activity

	Shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value*
Outstanding at January 3, 2015	1,555	$ 49.20	2.9	$ 82,564
Granted	1,135	135.41
Exercised	(442)	37.93
Forfeited	(73)	102.12
Expired	-	-

Outstanding at January 2, 2016	2,175	$ 94.68	3.3	$ 83,475

Exercisable at January 2, 2016	121	$ 45.26	1.8	$ 9,998